COMMON STOCK AND COMMON STOCK WARRANTS (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended				6 Months Ended	12 Months Ended
	May 06, 2024	Jan. 02, 2021	Dec. 31, 2020	Feb. 02, 2018	Apr. 26, 2024	Mar. 18, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 10, 2024	Jul. 21, 2021	Jan. 01, 2021	Jan. 17, 2019	Dec. 31, 2017
Description of Shares registered in the s-1 registration statement												the Company has raised $1,250,000 (25,000,000 shares issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019
Common Stock, Shares Authorized							465,000,000				465,000,000	465,000,000	465,000,000
Common shares outstanding							109,001,270				109,001,270	130,397,550
Shares issued par value							$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common subscription shares issued to accredited investors, shares												19,154,465	16,104,420
Principal amount for conversion												$ 10,000
Common stock, shares issued							109,001,270				109,001,270	130,397,550	127,881,300	106,397,550
Shares issued for service, amount							$ 12,000	$ 86,000	$ 60,000	$ 16,000
Accounts payable							897,945				$ 897,945	$ 879,943	$ 629,079
Convertible note payable							$ 1,124,489				$ 1,124,489	$ 820,250	$ 545,250
Share price												$ 0.25
Common shares issued, value								$ 10,000				$ 10,000
Common shares issued, shares												40,000
Volatility											236.00%
Expected term											4 years 9 months 3 days
Risk free interest rate											4.54%
Common stock warrants [Member]
Warrants exercisable						$ 2.00
Share price						$ 0.10
Common shares issued, value						$ 38,811
Common shares issued, shares						400,000
Volatility						236.00%
Expected term						5 years
Risk free interest rate						4.36%
Common stock warrants one [Member]
Principal amount for conversion	$ 19,855
Warrants exercisable						$ 2.00
Share price	$ 0.10					$ 0.10
Common shares issued, value						$ 39,297
Common shares issued, shares	160,000					400,000
Volatility	4.72%					236.00%
Expected term	5 years					5 years
Risk free interest rate	276.00%					4.36%
Convertible promissory note three
Shares issued for service, shares					18,000
Shares price per shares							$ 0.10				$ 0.10
Shares issued for service, amount					$ 1,800
Accounts payable							$ 4,500				$ 4,500
The Hillyer Group Inc [Member]
Common stock, shares issued							50,000				50,000				60,000		400,000
Subscription Agreements [Member]
Common subscription shares issued to accredited investors, shares													18,160,000
Shares issued for consideration, amount													$ 10,000
Common stock, subscriptions, value													$ 1,811,001
Restricted Stock [Member]
Shares issued par value													$ 0.10
Shares issued for service, shares												250,000	8,350,000
Recognized shares issued amount													$ 238,000
Shares to be issued for settlement of accounts payable													$ 40,000
Shares price per shares												$ 0.10	$ 0.10
Shares issued for service, amount												$ 25,000	$ 835,000
Total Restricted Shares issued													2,780,000
Oprating expences													$ 2,000
Convertible note payable													$ 2,000
Share price													$ 0.10
Restricted Stock [Member] | Convertible Notes Payable [Member]
Principal amount for conversion											$ 491,786	$ 10,000
Share price							$ 0.25				$ 0.25	$ 0.50
Common shares issued, value											$ 491,786	$ 10,000
Common shares issued, shares											2,555,720	20,000
Restricted Stock [Member] | Convertible Notes Payable One [Member]
Principal amount for conversion												$ 25,000
Share price												$ 0.25
Common shares issued, value												$ 25,000
Common shares issued, shares												100,000
Restricted Stock [Member] | Convertible notes payable Two [Member]
Principal amount for conversion												$ 10,000
Share price												$ 0.25
Common shares issued, value												$ 10,000
Common shares issued, shares												40,000
Restricted Stock [Member] | Regulation D Offering 1 [Member]
Share price												$ 0.10
Common shares issued, value												$ 10,000
Common shares issued, shares												100,000
Restricted Stock [Member] | Regulation D Offering 2 [Member]
Share price												$ 0.10
Common shares issued, value												$ 50,000
Common shares issued, shares												500,000
Restricted Stock [Member] | Regulation D Offering 3 [Member]
Share price												$ 0.10
Common shares issued, value												$ 9,000
Common shares issued, shares												90,000
Restricted Stock [Member] | Regulation D offering 4 [Member]
Share price												$ 0.10
Common shares issued, value												$ 4,000
Common shares issued, shares												40,000
Restricted Stock 1 [Member]
Shares issued for service, shares											980,000	100,000
Shares price per shares							$ 0.10				$ 0.10	$ 0.10
Shares issued for service, amount											$ 98,000	$ 10,000
Restricted Stock 2 [Member]
Shares issued for service, shares												30,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 3,000
Restricted Stock 3 [Member]
Shares issued for service, shares												30,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 3,000
Restricted Stock 5 [Member]
Shares issued for service, shares												500,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 50,000
Restricted Stock 6 [Member]
Shares issued for service, shares												100,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 10,000
Restricted Stock 7 [Member]
Shares issued for service, shares												10,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 1,000
Restricted Stock 8 [Member]
Shares issued for service, shares												500,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 50,000
Restricted Stock 9 [Member]
Shares issued for service, shares												50,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 5,000
Elite Beverage International [Member]
Common Stock, Shares Authorized																		400,000,000
Shares issued par value												$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Business acquisition transaction description				50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc
Common shares issued, value		$ 500	$ 500
Common shares issued, shares		5,000,000	5,000,000
Volatility											276.00%